Revenue - Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Subject to or Available for Operating Lease [Line Items]
Lessor, operating lease, payments to be received, next twelve months	$ 524,700
Lessor, operating lease, payments to be received, two years	459,800
Lessor, operating lease, payments to be received, three years	372,200
Lessor, operating lease, payments to be received, four years	297,900
2026	166,300
Property, plant and equipment, net	1,016,050	$ 1,186,968
Assets
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	3,300,000	2,600,000
Property, plant and equipment, gross	4,200,000	3,500,000
Accumulated depreciation	$ 939,300	$ 958,900